S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jan. 21, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Brava Capital Management LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	225,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000
Brava Capital Management LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	725,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.009
Brava Capital Management LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	225,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,250,000
Brava Capital Management LLC [Member] | Over-allotment Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	236,250
Price Paid or to be Paid for Securities, Total Amount | $	$ 2,362,500
Brava Capital Management LLC [Member] | Convertible into Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount | $	$ 1,500,000
Sponsor [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	375,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.009
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	2,875,000
Over-allotment Option Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	375,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 8,625,000